As filed with the Securities and Exchange Commission on April 18, 2003

Registration No. 33-55152

811-7368

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 17 ☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 19 ☒

SEPARATE ACCOUNT VA-2LNY

(Exact Name of Registrant)

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

(Name of Depositor)

TRANSAMERICA LIFE INSURANCE COMPANY OF NEW YORK

(Former Name of Depositor)

4 Manhattanville Road, Purchase, NY 10577

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code: (800) 525-6205

Name and Address of Agent for Service:	Copy to:

Frank A. Camp, Esquire Transamerica Financial Life Insurance Company 4333 Edgewood Road N.E. Cedar Rapids, IA 52499-0001	Frederick R. Bellamy, Esquire Sutherland, Asbill & Brennan L.L.P. 1275 Pennsylvania Avenue, N.W. Washington, D.C. 20004-2404

Approximate date of proposed sale to the public:    As soon as practicable after effectiveness of the Registration Statement.

Title of securities being registered:

Variable Annuity Contracts

It is proposed that this filing will become effective:

☐	immediately upon this filing pursuant to paragraph (b)

☒	on May 1, 2003 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a) (i)

☐	on pursuant to paragraph (a) (i)

If appropriate, check the following box:

☐	this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

This filing is solely for the purpose of delaying the post-effective date of the prior post-effective amendment filed on February 26, 2003. Parts A, B and C, and any exhibits, of the prior filing (Post-Effective Amendment No. 16 to Form N-4, File No. 33-55152) are incorporated by reference.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, by the undersigned in the City of Los Angeles, State of California on the 17th day of April, 2003.

SEPARATE ACCOUNT VA-2LNY TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY (DEPOSITOR)

By:	/s/ FRANK A. CAMP
Frank A. Camp Vice President

As Required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

* Mark W. Mullin	Chairman of the Board, Director	, 2003

* Robert S. Rubinstein	Vice President, Assistant Secretary, and Director	, 2003

* Brenda K. Clancy	Treasurer	, 2003

* Marc C. Abrahms	Director	, 2003

* James T. Byrne, Jr.	Director	, 2003

* Robert F. Colby	Director	, 2003

* Colette F. Vargas	Director	, 2003

* William Brown, Jr.	Director	, 2003

* William L. Busler	Director	, 2003

* Steven E. Frushtick	Director	, 2003

* Peter G. Kunkel	Director	, 2003

* Peter P. Post	Director	, 2003

* Cornelis H. Verhagen	Director	, 2003

* Craig D. Vermie	Secretary and Corporate Counsel	, 2003

/S/ FRANK A. CAMP *By: Frank A. Camp	Attorney-in-Fact pursuant to powers of attorney filed previously and herewith, and in his own capacity as Frank A. Camp	April 17, 2003